Disposals and impairment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 1,193	$ 1,841	$ 5,812
Deferred consideration relating to the disposals, receivable within one year	141	191	205
Deferred consideration relating to the disposals, receivable after one year	217	194	823
Contingent consideration receivable relating to disposals	1,694	1,896	1,917
Gains on sale of businesses and fixed assets	369	3,866	1,876
Losses on sale of businesses and fixed assets, and closures	156	12,181	230
Impairment losses	5,747	20,635	3,476
Reversal of impairment loss	46	2,294	4,827
Earnings from associates – after interest and tax	831	1,402	3,456
Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Earnings from associates – after interest and tax	$ 0	528	2,694
Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate	15.90%
Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 1,193	$ 1,841	5,812
Discontinued operations [member] | Sunrise Oil Sands
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	$ 19	$ 45	1,034
Losses on sale of businesses and fixed assets, and closures	9	0	1
Impairment losses	2,213	745	834
Reversal of impairment loss	1	1,333	2,338
Recoverable amount of impaired cash-generating units based on value-in-use	4,811	9,609
Recoverable amount of asset or cash-generating unit			17,330
gas & low carbon energy | Mauritania & Senegal
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,434	729	819
gas & low carbon energy | Trinidad and Tobago
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	565
oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	297	3,446	869
Losses on sale of businesses and fixed assets, and closures	5	921	86
Gains on disposal, relating to fair value movements on deferred and contingent consideration			502
Impairment losses	1,840	4,480	1,617
Reversal of impairment loss	26	893	2,479
Recoverable amount of asset or cash-generating unit	14,072	7,831	16,586
Impairment loss due to portfolio changes			1,109
oil production & operations | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		904
oil production & operations | Pan American Energy Group [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		2,900
oil production & operations | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			$ 171
oil production & operations | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		$ 479
oil production & operations | Discontinued operations [member] | Aker BP [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate		12.00%	2.10%
oil production & operations | Brazil
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			$ 100
oil production & operations | North Sea
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	852
Reversal of impairment loss		$ 643
oil production & operations | RUSSIAN FEDERATION
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		1,043
customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	44	374	(52)
Losses on sale of businesses and fixed assets, and closures	143	177	142
Impairment losses	1,614	1,874	962
Reversal of impairment loss	0	68	7
Recoverable amount of asset or cash-generating unit	327	$ 1,648
Impairment loss due to portfolio changes			595
customers & products | bp-Husky Toledo refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint venture		50.00%
other businesses & corporate
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets	9	$ 1	25
Losses on sale of businesses and fixed assets, and closures	(1)	11,083	1
Impairment losses	80	13,536	63
Reversal of impairment loss	19	0	$ 3
other businesses & corporate | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		11,082
Impairment losses		13,479
Earnings from associates – after interest and tax		528
other businesses & corporate | Reserve of exchange differences on translation [member] | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		10,372
other businesses & corporate | Reserve of cash flow hedges [member] | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		651
other businesses & corporate | Equity attributable to owners of parent [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Losses on sale of businesses and fixed assets, and closures		59
other businesses & corporate | Rosneft
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount of asset or cash-generating unit		0
Block 61 | Oman
Disclosure of impairment loss and reversal of impairment loss [line items]
Ownership percentage in subsidiary			60.00%
Block 61 | Oman | Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate			20.00%
Block 61 | gas & low carbon energy | Oman
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets			$ 1,031
Block 61 | gas & low carbon energy | Oman | Discontinued operations [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in associate			20.00%
Angola | oil production & operations | Angola
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		1,932
Rumaila [Member] | oil production & operations | Iraq
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		349
Swiss retail [Member] | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Gains on sale of businesses and fixed assets		268
North Sea | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss			$ 950
Trinidad and Tobago | gas & low carbon energy
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss		1,331	600
KGD6 | gas & low carbon energy | India
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss			1,229
BPX Energy [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	802
Reversal of impairment loss			1,356
Hawkville [Member] | oil production & operations
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment loss			$ 982
Gelsenkirchen refinery | customers & products
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1,336	$ 1,366
Eni | ALGERIA
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	477
Cenovus Energy Inc. | bp-Husky Toledo refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Proceeds from disposals of businesses, net of cash disposed	$ 351